Chartered-in Vessels Obligations related to Finance Leases - Additional Information (Details) - LNG Carriers [Member]	36 Months Ended
	Jan. 31, 2019	Jun. 30, 2021 vessel	Jun. 30, 2021 lease
Obligations relating to Finance Leases [Line Items]
Number Of Vessels		9	9
Sale Leaseback Transaction, Imputed Interest Rate	5.10%
Minimum [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	7.5
Maximum [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	15